Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest paid, capitalized	$ 63
MPT Operating Partnership, L.P. [Member]
Interest paid, capitalized	$ 63